Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—64.9%
		Communication Services—3.9%
5,300		Advanced Info Service Public Co. Ltd.	$ 56,678
7,987		Alphabet, Inc., Class A	2,710,388
6,516		Alphabet, Inc., Class C	2,185,532
66	[1]	Anterix, Inc.	5,999
1,463	[1]	AppLovin Corp.	456,544
335	[1]	AST SpaceMobile, Inc.	19,798
8,912		AT&T, Inc.	230,732
40	[1]	Atlanta Braves Holdings, Inc.	2,200
170	[1]	Bandwidth, Inc.	8,233
605		Bharti Airtel Ltd.	11,488
637	[1]	CarGurus, Inc.	22,715
282		Cogent Communications Holdings, Inc.	2,690
4,662		Comcast Corp., Class A	124,102
1,500		Cyber Agent Ltd.	12,727
300		Dentsu, Inc.	6,952
5,416		Deutsche Telekom AG, Class REG	178,537
185		Elisa OYJ	7,555
349	[1]	EverQuote, Inc.	8,879
66	[1]	Globalstar, Inc.	5,382
457	[1]	GOGO, Inc.	1,152
2,900		Hakuhodo DY Holdings, Inc.	24,815
1,947		Hellenic Telecommunication Organization S.A.	44,696
101,000		HKT Trust and HKT Ltd.	157,299
95		IDT Corp.	6,481
8,304		Informa PLC	101,229
6,000		International Games System Co. Ltd.	137,923
121		Iridium Communications, Inc.	5,685
900		Kakaku.com, Inc.	20,656
9,500		KDDI Corp.	176,239
6,524		Koninklijke KPN NV	31,412
15	[1]	Krafton, Inc.	2,485
8,030		LG Uplus Corp.	87,958
192	[1]	Liberty Capital Corp.	4,998
213	[1]	Liberty Global Ltd.	2,290
161	[1]	Liberty Global Ltd.	1,689
746	[1]	Liberty Latin America Ltd.	6,378
5,593	[1]	Lumen Technologies, Inc.	34,956
3,234		Meta Platforms, Inc.	1,850,948
886		Millicom International Cellular S.A.	83,071
387	[1]	MNTN, Inc.	5,089
5,978		NetEase, Inc.	145,616
53		Ooredoo Q.P.S.C.	184
155		PLDT, Inc.	2,809
886		Publicis Groupe S.A.	104,152
695		Rogers Communications, Inc., Class B	25,640

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communication Services—continued
1		Scout24 SE	$ 93
288		Shenandoah Telecommunications Co.	3,563
5,134		Sinclair, Inc.	72,389
7,400		SoftBank Group Corp.	239,396
695	[1]	Space Exploration Technologies Corp.	99,865
388	[1]	Spotify Technology S.A.	210,925
7,708	[1]	StubHub Holdings, Inc.	49,177
13		Swisscom AG	10,069
803		Telenor ASA	11,790
576		Telephone and Data System, Inc.	19,400
14,372		Telstra Group Ltd.	48,067
13,896		Tencent Holdings Ltd.	798,260
31,734		TIM S.A./Brazil	113,975
641		T-Mobile USA, Inc.	115,662
6,950	[1]	TripAdvisor, Inc.	66,164
2,255		Turkcell Iletisim Hizmetleri A.S.	4,441
981	[1]	Uniti Group, Inc.	9,731
5,507		Verizon Communications, Inc.	275,460
618	[1]	WEBTOON Entertainment, Inc.	6,514
		TOTAL	11,277,922
		Consumer Discretionary—5.4%
188	[1]	Abercrombie & Fitch Co., Class A	26,899
1,264	[1]	Airbnb, Inc.	231,590
10,300		Aisin Corp.	144,850
26,208		Alibaba Group Holding Ltd.	373,947
2,271		Allwyn AG	35,589
13,602	[1]	Amazon.com, Inc.	3,533,392
12,891	[1]	Amer Sports, Inc.	393,820
12,400		Anta Sports Products Ltd.	122,570
277	[1]	Aptiv PLC	12,399
332	[1]	Asbury Automotive Group, Inc.	70,185
500		Bharat Forge Ltd.	11,046
3,190		Booking Holdings, Inc.	635,097
73	[1]	Boot Barn Holdings, Inc.	10,996
269		BorgWarner, Inc.	17,259
7,800		Bridgestone Corp.	202,250
667	[1]	Brinker International, Inc.	152,410
2,519		Carter’s, Inc.	81,590
81,200		Chow Tai Fook Jewellery Group Ltd.	133,700
835		Cie Financiere Richemont S.A.	198,378
3,119		Compagnie Generale des Etablissements Michelin SCA, Class B	126,580
817	[1]	Covista, Inc.	108,114
15,100		Denso Corp.	182,282
28		D’ieteren Group	5,809
336	[1]	Dorman Products, Inc.	43,294
112		eBay, Inc.	11,599
967		Empresas Copec S.A.	6,859
6,323		Ermenegildo Zegna Holditalia SpA	85,866
1,692		Expedia Group, Inc.	536,567
1,711		Falabella S.A.	11,329

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
5,137		Ford Motor Co.	$ 71,610
1,639	[1]	Frontdoor, Inc.	132,546
23,989	[1]	FSN E-Commerce Ventures Ltd.	87,783
2,219		Garrett Motion, Inc.	59,802
1,186		General Motors Co.	102,376
276		Gentex Corp.	6,174
2,185	[1]	GigaCloud Technology, Inc.	106,038
1,654		G-III Apparel Group Ltd.	53,904
1,198	[1]	Green Brick Partners, Inc.	86,520
63		Group 1 Automotive, Inc.	16,981
2,427		Hero MotoCorp Ltd.	138,860
132		Home Depot, Inc.	43,274
20,700		Honda Motor Co., Ltd.	220,737
129		Hyundai Mobis	42,665
8,200		Isuzu Motors Ltd.	116,787
29,018		Jarir Marketing Co.	132,763
12,331		JD.com, Inc.	173,981
1,573		Jumbo S.A.	47,493
1,646		Kia Corp.	157,333
1,496		Kingfisher PLC	6,371
2,884		Kohl’s Corp.	51,393
8,237		Las Vegas Sands Corp.	360,863
64		LCI Industries	6,440
65		Lear Corp.	8,124
337		LVMH Moet Hennessy Louis Vuitton SE	176,808
2,055		Magna International, Inc.	134,929
3,659	[1]	MasterCraft Boat Holdings, Inc.	85,182
9,900		Midea Group Co., Ltd.	129,281
1,000		Midea Group Co., Ltd.	12,915
637	[1]	Monarch Casino & Resort, Inc.	76,727
1,148		Naspers Ltd. - N Shares, Class N	56,259
800		Next PLC	167,792
36	[1]	O’Reilly Automotive, Inc.	3,197
6,600		Oriental Land Co. Ltd.	125,022
1,945	[1,2]	Ozon Holdings PLC, ADR	0
358		Patrick Industries, Inc.	29,256
1		Pearson PLC	17
470		Perdoceo Education Corp.	15,623
4,200		Pop Mart International Group Ltd.	83,623
2,059	[1]	Prosus NV	91,628
642	[1]	QuantumScape Corp.	3,589
9,200		Rakuten Group, Inc.	44,293
189		Ralph Lauren Corp.	65,564
27		Red Rock Resorts, Inc.	1,516
3,200		Resorttrust, Inc.	37,804
1,167	[1]	Rivian Automotive, Inc.	18,742
2,225		Ross Stores, Inc.	508,501
750	[1]	Rush Street Interactive, Inc.	19,320
86,584		Samvardhana Motherson International Ltd.	155,043
3,900	[1]	Sea Ltd., ADR	442,572

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
457		Signet Jewelers Ltd.	$ 37,602
4,500		Sony Group Corp.	111,070
1,117	[1]	Stride, Inc.	96,833
1,000		Super Group SGHC Ltd.	13,540
3,845	[1]	Tesla, Inc.	1,414,768
65		Thor Industries, Inc.	4,940
4,343		TJX Cos., Inc.	581,571
16		Toll Brothers Finance Corp.	2,295
1,058	[1]	Topgolf Callaway Brands Corp.	16,621
3,900		Toyota Motor Corp.	76,600
1,750	[1]	Trip.com Group Ltd.	78,731
1,349	[1]	Urban Outfitters, Inc.	108,851
3,600		USS Co. Ltd.	44,923
19,725		Vibra Energia S.A.	131,029
863		Visteon Corp.	87,871
1,908		Wesfarmers Ltd.	108,743
91	[1,3]	XPEL, Inc.	4,483
3,250		Yum China Holding, Inc.	145,508
5,183	[1]	Zalando SE	148,619
		TOTAL	15,436,885
		Consumer Staples—2.4%
1,500		Ajinomoto Co., Inc.	50,448
8,848		Altria Group, Inc.	605,911
45,411		Ambev S.A.	131,723
1,171		Anheuser-Busch InBev S.A./NV	92,868
6,362		Archer-Daniels-Midland Co.	517,167
1,854		BIM Birlesik Magazalar AS	15,577
5,272		British American Tobacco PLC	293,158
9,664		Carrefour S.A.	175,750
3,073		Cencosud S.A.	6,440
1,875	[1]	Central Garden & Pet Co., Class A	69,769
214	[1]	Chefs Warehouse, Inc.	24,069
34,000		China Mengniu Dairy Co., Ltd.	78,454
2,492		Coca-Cola Bottling Co.	487,360
347		Coles Group Ltd.	5,978
83		Colgate-Palmolive Co.	7,455
107		Costco Wholesale Corp.	100,996
561		Danone S.A.	41,831
2,604		Dollar General Corp.	330,057
1,785		George Weston Ltd.	125,238
542	[1]	Grocery Outlet Holding Corp.	6,477
1,293		Heineken NV	109,018
263		Henkel AG & Co. KGAA	21,550
880		Imperial Brands PLC	30,066
86		Ingles Markets, Inc., Class A	7,035
369		Jeronimo Martins SGPS S.A.	7,715
9,100		Kao Corp.	207,963
25,107		Kenvue, Inc.	474,020
208		Kerry Group PLC	20,291
356		Kesko OYJ	9,280

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
4,096		Keurig Dr Pepper, Inc.	$ 130,499
784		Kimberly-Clark Corp.	84,633
476		Korea Tobacco & Ginseng Corp.	62,020
6,530		Kroger Co.	375,736
1		Lotus Bakeries NV	14,824
7,986		Marico Ltd.	68,806
567		Mowi ASA	12,439
75		Natural Grocers by Vitamin Cottage, Inc.	2,053
3,561		Nestle S.A.	346,108
15,600		Nongfu Spring Co. Ltd.	85,380
948		Orkla ASA	9,670
151		PriceSmart, Inc.	25,671
650		Procter & Gamble Co.	94,328
88		Salmar ASA	5,352
737		Saputo, Inc.	21,622
20		Seaboard Corp.	78,205
471	[1]	Seneca Foods Corp., Class A	93,395
11,800		Sime Darby Plantation Bhd	18,583
527		Spectrum Brands Holdings, Inc.	45,485
3,741		Target Corp.	601,852
33,107		Tesco PLC	204,451
192		The Anderson’s, Inc.	12,455
292		Unilever PLC	18,920
351	[1]	United Natural Foods, Inc.	15,395
55		Village Super Market, Inc., Class A	2,380
926	[1]	Vita Coco Co., Inc./The	54,370
1,692		WalMart, Inc.	177,440
72		Weis Markets, Inc.	5,116
1,858		Woolworths Group Ltd.	53,678
90	[1]	Yesway, Inc.	2,242
3,926		Zabka Group S.A.	33,287
		TOTAL	6,810,059
		Energy—2.5%
412		Aker BP ASA	15,819
42,429		BP PLC	302,313
1,433		California Resources Corp.	75,992
321	[1]	Centrus Energy Corp.	55,019
61		Cheniere Energy, Inc.	17,793
134		Chevron Corp.	27,623
50,500		China Merchants Energy Shipping Co.,Ltd.	140,116
22,000		COSCO SHIPPING Energy Transportation Co., Ltd.	46,669
1,664		Delek US Holdings, Inc.	123,702
3,449		DHT Holdings, Inc.	67,600
2,096	[1]	Dorian LPG Ltd.	104,884
1,966	[1]	Dril-Quip, Inc.	60,297
185,668		Ecopetrol S.A.	153,176
9,500		ENEOS Holdings, Inc.	79,474
918		Equinor ASA	39,288
6,068	[1]	Expro Ltd.	109,952
8,399	[1]	ExxonMobil Holdings Corp.	1,351,819

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
530		Galp Energia, SGPS S.A.	$ 13,231
212		Hyundai Robotics Co. Ltd.	33,887
1,450		Imperial Oil Ltd.	190,557
1,169		International Seaways, Inc.	115,310
1,823		Marathon Petroleum Corp.	680,562
964		MOL Hungarian Oil & Gas PLC	15,492
553		Navigator Holdings Ltd.	12,227
551		Neste Oyj	20,556
6,402	[1]	Oil States International, Inc.	56,466
2,920		OMV AG	232,311
178		ORLEN S.A.	7,362
1,311	[1]	Par Petroleum Corp.	104,775
1,067		Patterson-UTI Energy, Inc.	13,487
13,047		Petroleo Brasileiro S.A.	126,629
2,673		Phillips 66	659,108
21,243		Reliance Industries Ltd.	284,220
11,684		Santos Ltd.	68,335
1,412		Scorpio Tankers, Inc.	111,350
7,485		SFL Corp. Ltd.	93,188
3,738		Shell PLC	170,178
3,983		Suncor Energy, Inc.	266,491
3,538	[1]	Talos Energy, Inc.	61,066
12,123	[2]	Tatneft PJSC	0
3,623		TC Energy Corp.	226,851
303		Teekay Corp. Ltd.	3,988
2,792		TotalEnergies SE	246,343
1,981		Turkiye Petrol Rafinerileri AS	16,438
1,841		Valero Energy Corp.	660,772
1,222		Var Energi AS	6,518
		TOTAL	7,269,234
		Financials—13.5%
2,972		AB Industrivarden	168,609
909		ABN Amro Bank NV, GDR	44,013
102	[1]	Adyen N.V.	123,973
18		Aflac, Inc.	2,085
195		Ageas S.A.	17,098
7,034		AIB Group PLC	89,246
6,410		Akbank T.A.S.	9,542
823		Allianz SE	430,934
22,325	[1]	Alpha Bank S.A.	118,568
952		Ameriprise Financial, Inc.	526,561
3,421		ANZ Group Holdings Ltd.	91,248
23,151		Arab National Bank	137,604
3,725		Associated Banc-Corp.	114,022
5,086		AXA S.A.	254,612
1,158		Bajaj Holdings & Investment Ltd.	147,441
4,831		Banca Monte dei Paschi di Siena SPA	64,968
1,045		Banca Transilvania S.A.	7,981
19,963		Banco Bilbao Vizcaya Argentaria S.A.	579,089
10,609		Banco Comercial Portugues S.A., Class R	13,783

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
112,709		Banco de Chile	$ 23,246
190		Banco de Credito E Inversiones S.A.	13,130
163,533		Banco Santander Chile S.A.	14,107
50,918		Banco Santander, S.A.	748,612
1,560	[1]	Bancorp, Inc.	101,400
39,330		Bank AlJazira	125,695
8,429		Bank Hapoalim BM	217,752
5,671		Bank Leumi Le-Israel	144,638
432,900		Bank Mandiri Persero Tbk PT	103,375
16,036		Bank of America Corp.	993,270
60,400		Bank of Communications Co. Ltd.	65,112
1,239		Bank of Ireland Group PLC	27,308
1,809		Bank of Montreal	308,350
3,808		Bank of New York Mellon Corp.	614,154
3,472		Bank of Nova Scotia	317,827
3,520		Bank of The Philippine Islands	5,647
8,210		Bank OZK	402,947
2,335		Bank Pekao S.A.	162,238
25,911		Banque Saudi Fransi	151,212
5,240		Barclays PLC	35,084
1,449		BAWAG Group AG	302,532
16,536		BB Seguridade Participacoes S.A.	128,929
4,660		BDO Unibank, Inc.	8,667
1,563	[1]	Berkshire Hathaway, Inc., Class B	787,799
1,610		Bladex, Inc., Class E	86,811
2,462		BNP Paribas S.A.	293,784
15,500		BOC Hong Kong (Holdings) Ltd.	104,135
271		Bread Financial Holdings, Inc.	28,311
1,519		BSE Ltd.	52,367
1,293		Burke & Herbert Financial Services Corp.	92,204
20,926		Caixa Seguridade Participacoes S/A	78,106
23,049		CaixaBank S.A.	352,029
51,529		Canara Bank	68,676
611		Capitec Ltd.	176,353
6,468		Charles Schwab Corp.	710,316
2,000		Chiba Bank Ltd.	35,207
68,501		China Construction Bank Corp.	82,860
19,400		China Insurance International Holdings Co. Ltd.	52,183
14,000		China International Capital Corp. Ltd.	40,211
12,000		China Life Insurance Co. Ltd.	46,320
1,000		CITIC Securities Co. Ltd.	3,493
30,700		CITIC Securities Co. Ltd.	126,953
3,187		Civista Bancshares, Inc.	85,985
1,213		CNB Financial Corp.	41,024
914		Commonwealth Bank of Australia	104,152
2,400		Concordia Financial Group Ltd.	29,273
1,317		ConnectOne Bancorp, Inc.	41,406
9,642		Corporacion Financiera Colombiana	67,285
1,235	[1]	Customers Bancorp, Inc.	96,552
10,045		CVC Capital Partners PLC	168,873

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
95		Daewoo Securities Co.	$ 2,399
14,500		Dai-ichi Life Insurance Co. Ltd./The	166,077
3,655		Danske Bank A/S	211,545
298	[1]	Dave, Inc.	107,137
25,300		DBS Group Holdings Ltd.	1,539,607
6,561		Deutsche Bank AG	264,176
1,061		DNB Bank ASA	36,170
137,198	[1]	Dukhan Bank	121,523
166	[1]	Enova International, Inc.	37,635
6,688		Equitable Holdings, Inc.	335,269
6,111		Erste Group Bank AG	860,624
33,774	[1]	Eurobank S.A.	179,754
30,626		First Abu Dhabi Bank PJSC	164,764
3,239		First Financial Bancorp	105,689
651		First Financial Corp.	50,960
589		FirstCash Holdings, Inc.	126,323
2,447	[1]	Firstsun Capital Bancorp	97,904
4,277		Generali	221,257
261		Gjensidige Forsikring ASA	7,920
825		Goldman Sachs Group, Inc.	846,367
96		Groupe Bruxelles Lambert NV	8,233
16,073		Grupo Financiero Banorte S.A. de C.V.	182,240
2,366		Haci Omer Sabanci Holding A.S.	4,569
676	[1]	Hamilton Insurance Group, Ltd.	23,768
633		Hancock Whitney Corp.	47,152
5,078	[1]	Happen, Inc.	89,271
7,777		HDFC Bank Ltd.	57,870
3,640		Hithink RoyalFlush Information Network Co. Ltd.	124,034
4,700		Hong Kong Exchanges & Clearing Ltd.	254,982
4,654		Horizon Bancorp, Inc.	90,381
30,103		HSBC Holdings PLC	621,941
2,738		ICICI Bank Ltd.	41,743
11,989		Indian Bank	113,161
7,000		Industrial & Commercial Bank of China	6,748
3,067		Industrivarden AB	172,222
1,172		Infratil Ltd.	9,999
5,635		ING Groep N.V.	199,456
22,645		Insurance Australia Group Ltd.	127,392
55,094		Intesa Sanpaolo SpA	433,893
6,021		Investor AB, Class B	259,615
14,803	[1]	Itau Unibanco Holding S.A.	123,017
2,600		Japan Post Bank Co. Ltd.	55,134
11,000		Japan Post Holdings Co. Ltd.	170,691
2,227		JPMorgan Chase & Co.	792,857
1,664		KB Financial Group, Inc.	210,550
676		KBC Group NV	102,815
156		Komercni Banka A.S.	7,985
100,100		Krung Thai Bank PLC	130,376
1,073	[1]	Lemonade, Inc.	56,043
2,038		M&T Bank Corp.	476,770

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,298		Manulife Financial Corp.	$ 139,896
270		Mastercard, Inc.	159,114
3,400		Mebuki Financial Group, Inc.	36,222
103		Mercury General Corp.	10,502
3,710		Metropolitan Bank & Trust Co	3,973
1,028		Metropolitan Bank Holding Corp.	93,322
2,759		Midland States Bancorp, Inc.	90,468
20,200		Mitsubishi UFJ Financial Group, Inc.	460,655
3,000		Mizuho Financial Group, Inc.	158,892
499		Moneta Money Bank AS	4,678
3,634		Morgan Stanley	775,205
6,800		MS&AD Insurance Group Holdings, Inc.	216,647
3,991		Muthoot Finance Ltd.	124,812
996		National Bank of Canada	152,833
11,342		National Bank of Greece	222,447
27,593		Natwest Group PLC	253,305
13,400		New China Life Insurance Co. Ltd.	119,858
1,447	[1]	NMI Holdings, Inc.	64,174
9,020		Nordea Bank Abp	184,445
762		Northeast Bank	96,126
2,735		Northern Trust Corp.	507,507
4,847		OceanFirst Financial Corp.	91,317
5,338		Old National Bancorp	136,546
3,817		Old Second Bancorp, Inc.	95,730
5,300		ORIX Corp.	207,954
962		OTP Bank RT	138,076
43,400		Oversea-Chinese Banking Corp. Ltd.	1,074,943
790		Palomar Holdings, Inc.	104,730
1,134		Pathward Financial, Inc.	92,376
1,721		Phoenix Group Holdings PLC	21,860
30,000		Ping An Insurance (Group) Co. of China Ltd.	215,986
16,400		Ping An Insurance (Group) Co. of China Ltd.	136,239
1,446		Piper Sandler Cos.	108,537
14,642	[1]	Piraeus Bank S.A.	175,017
451		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,783
7,934		Powszechny Zaklad Ubezpieczen S.A.	157,920
2,917		Progressive Corp., OH	636,139
167,400		PT Bank Negara Indonesia	36,426
108,909		Punjab National Bank	130,276
2,593		Qatar International Islamic Bank	7,827
11,352		QBE Insurance Group Ltd.	181,207
431	[1]	Queen’s Road Capital Investment Ltd.	4,394
2,980		Radian Group, Inc.	106,863
2,605		Raiffeisen Bank International AG	192,912
26,363		Rand Merchant Investment Holdings Ltd.	143,064
3,300		Resona Holdings, Inc.	51,999
57,600		RHB Capital Berhad	124,080
673	[1]	Root, Inc.	37,345
1,044		Royal Bank of Canada	213,478
3,113		Sampo Oyj, Class A	35,167

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
7,445		Saudi British Bank/The	$ 67,617
670	[1]	Sezzle, Inc.	80,768
2,337		Shinhan Financial Group Co. Ltd.	185,953
1,600		Shizuoka Financial Group, Inc.	36,781
3,819		Shore Bancshares, Inc.	87,684
6,500		Singapore Exchange Ltd.	130,257
28,560		Sinopac Holdings Co.	36,949
4,845	[1]	Slide Insurance Holdings, Inc.	112,646
1,371		Societe Generale S.A.	115,683
20		Sofina S.A.	5,732
4,700		Sompo Holdings, Inc.	201,035
2,909		Southside Bancshares, Inc.	91,808
7,865		Standard Chartered PLC	231,229
2,818		State Street Corp.	539,309
9,171	[1]	StoneCo Ltd.	88,959
462	[1]	StoneX Group, Inc.	31,638
5,800		Sumitomo Mitsui Financial Group, Inc.	249,073
4,000		Sumitomo Mitsui Trust Group, Inc.	44,575
1,053		Sun Life Financial Services of Canada	82,701
783		Swiss Re AG	136,194
6,436		Synchrony Financial	496,087
173,720		Taishin Financial Holdings Co.	210,785
1,181		The Bank of NT Butterfield & Son Ltd.	69,537
3,561		The Hartford Insurance Group, Inc.	489,210
1,492		The Travelers Cos., Inc.	545,968
5,500		Tokio Marine Holdings, Inc.	264,074
3,525		Toronto Dominion Bank	426,449
262		Truist Financial Corp.	12,990
2,332	[1]	Trupanion, Inc.	67,978
17,932		Turkiye Is Bankasi (Isbank) A.S., Class C	4,696
9,134		U.S. Bancorp	562,472
2,629		UBS Group AG	143,901
5,649		UniCredit SpA	551,128
4,806		Unipol Gruppo Finanziario S.p.A.	157,358
11,400		United Overseas Bank Ltd.	372,377
149		Universal Insurance Holdings, Inc.	6,404
932		Visa, Inc., Class A	353,573
10,593		Westpac Banking Corp. Ltd.	261,667
5,386		WisdomTree Investments, Inc.	129,587
2,551		XP, Inc.	46,505
6,926		Yapi ve Kredi Bankasi A.S.	5,240
396		Zurich Insurance Group AG	290,014
		TOTAL	38,859,148
		Health Care—6.8%
2,571	[1]	10X Genomics, Inc.	160,559
519		AbbVie, Inc.	133,082
2,742	[1]	Acadia Healthcare Co., Inc.	75,569
3,668	[1]	Acadia Pharmaceuticals, Inc.	106,042
107	[1]	Addus Homecare Corp.	12,270
9,329	[1]	ADMA Biologics, Inc.	87,599

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,860	[1]	Alignment Healthcare, Inc.	$ 51,724
2,707	[1]	Alkermes PLC	127,202
107	[1]	AMN Healthcare Services, Inc.	3,668
3,093	[1]	Amneal Pharmaceuticals, Inc.	54,035
2,911	[1]	Amphastar Pharmaceuticals, Inc.	65,585
501	[1]	AnaptysBio, Inc.	28,572
1,519		Apollo Hospitals Enterprise Ltd.	142,016
67	[1]	Argenx SE	68,622
1,030	[1]	Arrowhead Pharmaceuticals, Inc.	84,862
1,564		AstraZeneca PLC	252,503
1,947	[1,2]	AstraZeneca PLC, Rights	604
4,574	[1]	Avantor, Inc.	66,506
9,741	[1]	Aveanna Healthcare Holdings, Inc.	130,724
420		Bayer AG	23,925
10,503	[1]	BioCryst Pharmaceuticals, Inc.	101,879
3,095	[1]	BioLife Solutions, Inc.	114,732
1,260	[1]	BioMarin Pharmaceutical, Inc.	82,190
2,245	[1]	BrightSpring Health Services, Inc.	131,108
8,846		Bristol-Myers Squibb Co.	591,001
688		Bruker Corp.	39,911
2,149		Cardinal Health, Inc.	504,198
2,334	[1]	CareDx, Inc.	116,957
6,992	[1]	Catalyst Biosciences, Inc.	45,937
181		Celltrion, Inc.	24,959
19,911	[1]	Clover Health Investments, Corp.	82,631
4,771		Concentra Group Holdings Parent, Inc.	160,974
345	[1]	Corvel Corp.	23,764
6,080	[1]	Cytek Biosciences, Inc.	29,062
944	[1]	Cytokinetics, Inc.	66,939
8,500		Daiichi Sankyo Co. Ltd.	151,006
3,601	[1]	Elanco Animal Health, Inc.	86,136
1,437		Elevance Health, Inc.	564,080
1,403		Eli Lilly & Co.	1,622,892
834	[1,2]	Eli Lilly & Co., Rights	525
27,712	[1,2]	Esperion Therapeutics, Inc.	554
1,701	[1]	Exelixis, Inc.	92,943
26		Financiere de Tubize S.A.	5,559
765		Fisher & Paykel Healthcare Corp. Ltd.	20,106
5,205	[1]	Fortrea Holdings, Inc.	95,616
281		Fresenius SE & Co. KGaA	14,768
993		Galderma Group AG	205,857
353		Gedeon Richter Rt	14,716
5,124		Gilead Sciences, Inc.	749,846
1,148	[1]	Glaukos Corp.	206,135
1,646		GSK PLC	41,363
1,979	[1]	Guardian Pharmacy Services, Inc.	73,401
45,004		Haleon PLC	224,282
785	[1]	Halozyme Therapeutics, Inc.	83,595
23	[1]	Harmony Biosciences Holdings, Inc.	906
1,642	[1]	Harrow Health, Inc.	60,606

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
169	[1]	Hims & Hers Health, Inc.	$ 4,999
1,400		Hoya Corp.	214,661
1,264		Humana, Inc.	484,403
836	[1]	ICU Medical, Inc.	144,586
1,148	[1]	Illumina, Inc.	245,247
2,669	[1]	Incyte Corp.	328,874
1,195	[1]	Innovage Holding Corp.	12,906
901	[1]	Integer Holdings Corp.	112,850
656	[1]	Iovance Biotherapeutics, Inc.	5,359
2,152	[1]	IQVIA Holdings, Inc.	562,081
22,015	[1]	Ironwood Pharmaceuticals, Inc.	93,564
583	[1]	Jazz Pharmaceuticals PLC	146,146
8,300		Jiangsu Hengrui Medicine Co. Ltd.	56,939
4,943		Johnson & Johnson	1,314,097
2,159	[1]	Kailera Therapeutics, Inc.	33,249
1,083	[1]	Kiniksa Pharmaceuticals Ltd.	85,156
381		Koninklijke Philips NV	10,132
396	[1]	Krystal Biotech, Inc.	142,307
1,017	[1]	Lantheus Holdings, Inc.	102,676
6,446	[1]	LifeStance Health Group, Inc.	79,673
552	[1]	Livanova PLC	44,055
83		Lonza Group AG	59,197
5,336		Lupin Ltd.	122,533
1,700		M3, Inc.	19,521
9,818	[1]	Mannkind Corp.	39,370
211		McKesson Corp.	186,802
152	[1]	Medpace Holdings, Inc.	90,286
749		Merck KGAA	120,908
2,463	[1]	Merit Medical Systems, Inc.	223,296
616		National Healthcare Corp.	133,382
5,655	[1]	Neogen Corp.	65,372
680	[1]	Neurocrine Biosciences, Inc.	104,740
3,433		Novartis AG	522,447
10,610	[1]	Novavax, Inc.	99,416
739		Novo Nordisk A/S	33,551
515	[1]	Nutex Health, Inc.	97,211
1,385	[1]	Option Care Health, Inc.	32,478
143		Orion Oyj	13,142
9,626		Perrigo Co. PLC	140,925
1,109	[1]	PharmaEssentia Corp.	48,694
1,414		Phibro Animal Health Corp.	53,364
656	[1]	Prestige Consumer Healthcare, Inc.	33,968
6,641	[1]	Privia Health Group, Inc.	136,074
1,204	[1]	Progyny, Inc.	30,810
1,787	[1]	PTC Therapeutics, Inc.	124,268
1,560	[1]	Radnet, Inc.	118,279
729		Regeneron Pharmaceuticals, Inc.	582,529
5,500	[1]	Remegen Co. Ltd.	56,639
351	[1]	Repligen Corp.	63,524
543		Roche Holding AG	237,092

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,843	[1]	Roivant Sciences Ltd.	$ 133,121
59	[1]	Samsung Biologics Co. Ltd.	65,569
2,955		Sanofi	262,672
6,597	[1]	Sarepta Therapeutics, Inc.	138,735
2,481	[1]	Septerna, Inc.	94,650
53,236		Sigma Pharmaceuticals Ltd.	102,592
1,331	[1]	Swedish Orphan Biovitrum AB	62,495
1,007	[1]	Tarsus Pharmaceuticals, Inc.	74,760
1,241		Teleflex, Inc.	176,284
1,157		The Cigna Group	319,425
2,586		Torrent Pharmaceuticals Ltd.	137,557
1,133	[1]	TransMedics Group, Inc.	96,158
1,161	[1]	Travere Therapeutics, Inc.	76,951
717	[1]	Twist Bioscience Corp.	99,663
159		UCB S.A.	39,784
630	[1]	UFP Technologies, Inc.	187,708
289	[1]	United Therapeutics Corp.	147,500
2,241		UnitedHealth Group, Inc.	872,668
2,024	[1]	Veracyte, Inc.	87,417
345	[1]	VeraDermics, Inc.	33,951
1,612	[1]	Vericel Corp.	64,319
2,899	[1]	Waystar Holding Corp.	75,896
6,800		WuXi AppTec Co. Ltd.	156,499
		TOTAL	19,426,955
		Industrials—7.5%
3,264		3M Co.	560,853
27		A.P. Moller-Maersk A/S	87,349
65		A.P. Moller-Maersk A/S, Class B	217,809
3,567		ABB Ltd.	348,333
282		ABB Power Products & Systems India Ltd.	99,949
1,775		ABM Industries, Inc.	82,768
535		AerCap Holdings NV	78,078
458		Airbus Group SE	104,317
21,400		Airports of Thailand Public Co. Ltd.	40,819
470		Alexander and Baldwin, Inc.	105,661
171	[1]	Allegiant Travel Co.	13,005
4,667	[1]	Amentum Holdings, Inc.	93,293
113		Argan, Inc.	48,024
2,346		Aselsan Elektronik Sanayi Ve Ticaret A.S.	18,771
845	[1]	Astronics Corp.	62,251
2,215		Auckland International Airport Ltd.	11,594
1,559		Automatic Data Processing, Inc.	446,123
480		Ayala Corp.	3,811
700		BayCurrent Consulting, Inc.	35,856
10,848		Beijer AB G&L	156,912
162,100		Beijing-Shanghai High Speed Railway Co. Ltd.	117,973
4,904	[1]	BETA Technologies, Inc.	98,570
28,273		Bharat Heavy Electricals Ltd.	131,175
1,382	[1]	Blue Bird Corp.	80,363
1,323		Brady (W.H.) Co.	119,930

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
8,528		Brambles Ltd.	$ 119,521
504		C.H. Robinson Worldwide, Inc.	75,429
630		Canadian National Railway Co.	78,662
1,073		Canadian Pacific Kansas City Ltd.	99,399
1,539	[1]	Cardinal Infrastructure Group, Inc.	56,912
7,025		Carrier Global Corp.	408,996
1,897	[1]	Casella Waste Systems, Inc.	174,998
40		Caterpillar, Inc.	31,899
2,517		Cintas Corp.	507,905
6,108	[1]	CoreCivic, Inc.	202,908
42,600		COSCO SHIPPING Holdings Co. Ltd.	107,753
36,500		COSCO SHIPPING Holdings Co. Ltd., Class H	80,107
909		Costamare, Inc.	13,890
2,392		Cummins India, Ltd.	127,996
806		Cummins, Inc.	454,906
8,600		Dai Nippon Printing Co. Ltd.	166,689
352		Dassault Aviation S.A.	116,019
1		DELTA AIR LINES 2020-1 CLASS	78
618	[1]	DXP Enterprises, Inc.	116,017
2,794		Enerpac Tool Group Corp.	104,272
693		EnerSys, Inc.	127,415
63		ESCO Technologies, Inc.	17,201
97,000		EVA Airways Corp.	128,239
2,825		Experian PLC	115,854
211		Ferguson Enterprises, Inc.	47,372
2,603	[1]	Fluor Corp.	141,890
6,600		Fortune Electric Co., Ltd.	151,175
2,530		GE Aerospace	849,346
947		GE Vernova T&D India Ltd.	44,167
728		GE Vernova, Inc.	654,130
1,025		GEK Terna Holding Real Estate Construction S.A.	55,490
1,521		General Dynamics Corp.	564,823
6,761	[1]	Geo Group, Inc.	215,067
97,766	[1]	GMR Infrastructure Ltd.	96,116
15,842	[1]	Grab Holdings Ltd.	56,081
125		Graham Corp.	10,901
774		Granite Construction, Inc.	93,313
503		HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	127,985
1,832		HEICO Corp., Class A	447,319
196	[1]	Hertz Global Holdings, Inc.	445
800		Hitachi Ltd.	27,198
2,965		HNI Corp.	143,595
339		Hochtief AG	164,754
301	[1]	Huron Consulting Group, Inc.	48,127
2,894		Interface, Inc.	109,741
1,980		International Container Terminal Services, Inc.	28,043
1,770		J. B. Hunt Transportation Services, Inc.	469,882
6,943	[1]	Janus International Group, Inc.	34,437
3,460		Johnson Controls International PLC	478,310
3,070		Kennametal, Inc.	90,074

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
200		Kingspan Group PLC	$ 23,773
1,432		Koc Holding A.S.	6,376
428		Kone OYJ, Class B	26,237
545		Kongsberg Gruppen ASA	18,522
1,580		Korn Ferry	135,169
854,235		Latam Airlines Group S.A.	22,076
288		LG Corp.	25,049
6,599		Localiza Rent A Car S.A.	44,664
1,047		Lockheed Martin Corp.	587,608
1,408		Manpower, Inc.	88,634
600		Marubeni Corp.	18,400
1,180		Maximus, Inc.	68,169
837		Metso Corp.	17,302
9,300		Mitsubishi Corp.	279,310
8,400		Mitsui & Co., Ltd.	262,724
9,191	[1]	MOBILITY GLOBAL INC	186,577
380		MOOG, Inc., Class A	141,170
273	[1]	MYR Group, Inc.	79,558
1,013		Northrop Grumman Corp.	546,716
754	[1]	NWPX Infrastructure, Inc.	82,880
9,000		Obayashi Corp.	168,201
3,209	[1]	Openlane, Inc.	114,240
1,257		Paycom Software, Inc.	300,549
15,300		Persol Holdings Co. Ltd.	28,856
9,696		Pitney Bowes, Inc.	166,093
1,052	[1]	Power Solutions International, Inc.	38,198
10,500		Recruit Holdings Co. Ltd.	1,184,863
6,981		Relx PLC	252,630
3,048		Robert Half, Inc.	138,196
10,159		Rolls-Royce Holdings PLC	209,581
3,886		RTX Corp.	807,239
1,472		Rush Enterprises, Inc.	113,094
544		Ryanair Holdings PLC	14,550
868		Safran S.A.	339,506
586		Samsung C&T Corp.	160,090
226		Schneider Electric S.A.	77,261
2,000		Secom Co. Ltd.	81,103
4,500		Shimizu Corp.	67,078
2,051	[1]	Shoals Technologies Group, Inc.	14,193
942		Siemens AG	312,519
1,825		Siemens Energy AG	301,438
2,625	[1]	Siemens Energy India Ltd.	88,685
359	[1]	SK Square Co., Ltd.	269,101
117		SK, Inc., Class A	46,216
987	[1]	SkyWest, Inc.	93,429
450		SM Investments Corp.	4,007
2,851		SNC-Lavalin Group, Inc.	172,794
2,400		Sohgo Security Services Co. Ltd.	18,287
2,200		Taisei Corp.	172,709
3,159		Tecnoglass Holdings, Inc.	125,412

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
602		Thales S.A.	$ 170,388
5,800		Toppan Holdings, Inc.	184,086
8		Trinity Industries, Inc.	231
1,134		Turk Hava Yollari A.O.	7,101
763		UFP Industries, Inc.	64,489
441		Unifirst Corp.	121,981
2,273		Union Pacific Corp.	683,423
2,929	[1]	Upwork, Inc.	26,449
677		Vinci S.A.	88,768
636		Wartsila OYJ, Class B	20,588
4,100		Weichai Power Co. Ltd.	16,482
177	[1]	Willdan Group, Inc.	15,567
		TOTAL	21,687,018
		Information Technology—17.9%
595		A10 Networks, Inc.	15,107
3,000		Accton Technology Corp.	193,105
2,146	[1]	ACI Worldwide, Inc.	114,339
1,086	[1]	ACM Research, Inc.	79,082
2,869	[1]	Advanced Micro Devices, Inc.	1,350,496
1,800		Advantest Corp.	375,622
1,076	[1]	Aehr Test Systems	85,294
1,903	[1]	Alarm.com Holdings, Inc.	109,537
67	[1]	AppFolio, Inc.	15,692
19,432		Apple, Inc.	6,157,029
1,805		Applied Materials, Inc.	827,394
1,000		Ase Technology Holding Co., Ltd.	18,416
2,000		Asia Vital Components Co. Ltd.	215,169
592		ASML Holding N.V.	996,695
2,760	[1]	Atlassian Corp. PLC	535,909
344		Bel Fuse, Inc.	85,751
945		Belden, Inc.	108,165
581		Bentley Systems, Inc.	21,352
1,792	[1]	Blackbaud, Inc.	86,123
816	[1]	Blackline, Inc.	27,108
1,186	[1]	Box, Inc.	42,435
6,154		Broadcom, Inc.	2,279,072
1,000		Canon, Inc.	29,144
599		Capgemini SE	74,781
3,241		CDW Corp.	491,271
643	[1]	Celestica, Inc.	192,925
909		CGI, Inc., Class A	68,446
4,100		Chaozhou Three-Circle (Group) Co. Ltd.	69,406
2,000		Chroma ATE, Inc.	123,145
4,594	[1]	Circle Internet Group, Inc.	438,957
8,573		Cisco Systems, Inc.	947,231
7,750	[1]	Cleanspark, Inc.	90,055
286	[1]	Commvault Systems, Inc.	39,331
1,554		CTS Corp.	87,754
84	[1]	Daily Journal Corp.	52,327
2,128	[1]	Datadog, Inc.	504,421

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,000		Delta Electronics, Inc.	$ 288,110
530	[1]	Diebold Nixdorf, Inc.	35,955
288	[1]	Digitalocean Holdings, Inc.	31,879
1,106	[1]	DocuSign, Inc.	73,295
1,100	[1]	Dropbox, Inc.	38,709
947	[1]	Dynatrace Holdings LLC	51,697
1,560		Eoptolink Technology, Inc. Ltd.	92,629
17,924	[1]	Figma, Inc.	492,731
1,819	[1]	Fortinet, Inc.	310,922
16,000		Foxconn Industrial Internet Co., Ltd.	154,245
9,084	[1]	Freshworks, Inc.	126,449
9,300		Fujitsu Ltd.	223,694
6,000		Gold Circuit Electronics Ltd.	219,063
430	[1]	Guidewire Software, Inc.	88,042
693		Hanmi Semiconductor Co. Ltd.	111,430
9,000		Hon Hai Precision Industry Co. Ltd.	70,657
1,979	[1]	HubSpot, Inc.	517,231
735	[1]	Intel Corp.	65,790
75		InterDigital, Inc.	25,127
1,151	[1]	Itron, Inc.	111,658
1,000		Jentech Precision Industrial Co. Ltd.	187,942
1,000		King Slide Works Co. Ltd.	445,854
3,171		KLA Corp.	556,352
583		Kulicke & Soffa Industries, Inc.	46,675
3,195		Lam Research Corp.	963,261
4,370		Larsen & Toubro Ltd.	185,607
10,000		Lenovo Group Ltd.	38,148
2,396	[1]	LiveRamp Holdings, Inc.	90,377
71		Logitech International S.A.	6,970
276	[1]	Manhattan Associates, Inc.	61,600
1,259	[1]	MaxLinear, Inc.	75,427
4,000		MediaTek, Inc.	491,897
2,035		Micron Technology, Inc.	1,951,016
8,799		Microsoft Corp.	4,463,645
1,448	[1]	MongoDB, Inc.	656,480
1,076		Motorola Solutions, Inc.	522,183
1,477		Napco Security Technologies, Inc.	53,526
8,227	[1]	NCR Voyix Corp.	68,942
618	[1]	nLight, Inc.	26,123
6,547		Nokia Oyj	66,570
400		Nomura Research Institute Ltd.	13,112
1,218	[1]	Nutanix, Inc.	83,518
28		NVE Corp.	2,803
31,830		NVIDIA Corp.	7,027,427
4,068	[1]	Okta, Inc.	703,927
13	[1]	Ondas Holdings, Inc.	100
366	[1]	OSI Systems, Inc.	76,095
5,416	[1]	Pagerduty, Inc.	76,582
3,703	[1]	Palantir Technologies, Inc.	690,165
1,685	[1]	Penguin Solutions, Inc.	82,700

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
930	[1]	Qualys, Inc.	$ 173,110
19,000		Quanta Computer, Inc.	201,981
2,700		Range Intelligent Computing Technology Group Co. Ltd.	26,467
1,000		Realtek Semiconductor Corp.	22,681
4,201		Sage Group PLC/The	62,067
17		Samsung Electro-Mechanics Co. Ltd.	18,072
10,305		Samsung Electronics Co. Ltd.	1,940,533
2,144		SAP SE	475,320
1,169	[1]	ScanSource, Inc.	66,738
1,400		Screen Holdings Co., Ltd.	117,449
5,300		Shengyi Technology Co.,Ltd.	119,830
204	[1]	Shopify, Inc.	30,067
1,240		SK Hynix, Inc.	1,512,922
9,515	[1]	Sprinklr, Inc.	78,118
14,372	[1]	Super Micro Computer, Inc.	535,788
52,122		Taiwan Semiconductor Manufacturing Co. Ltd.	3,936,695
1,772		TD SYNNEX Corp.	448,050
3,144	[1]	Tenable Holdings, Inc.	119,944
800		Tokyo Electron Ltd.	279,755
653	[1]	Twilio, Inc.	153,866
405	[1]	UiPath, Inc.	7,561
900	[1]	Ultra Clean Holdings, Inc.	61,047
19		Wisetech Global Ltd.	549
1,000		Wiwynn Corp.	222,485
3,104	[1]	Workday, Inc.	612,885
1,800	[1]	Xiaomi Corp.	6,302
4,800		Yokogawa Electric Corp.	152,811
900		Zhongji Innolight Co., Ltd.	113,276
912	[1]	Zoom Communications, Inc.	88,172
		TOTAL	51,376,964
		Materials—2.7%
439		Agnico Eagle Mines Ltd.	89,080
70		Akzo Nobel NV	5,023
988		Alamos Gold, Inc.	36,199
44,236	[1,2]	Alrosa PJSC	0
7,010		AngloGold Ashanti PLC	787,363
1,278		AngloGold Ashanti PLC	143,746
2,889		ArcelorMittal S.A.	215,208
16,714		Ardagh Metal Packaging	84,907
57		Balchem Corp.	10,026
5,400		Baoshan Iron & Steel Co. Ltd.	4,675
8,060		Barrick Gold Corp.	361,492
6,759		BHP Group Ltd.	317,263
15,560		Cementos Argos S.A.	53,085
19,877		China Hongqiao Group Ltd.	57,608
400		China Jushi Co., Ltd.	2,596
6,400		China Northern Rare Earth Group High-Tech Co. Ltd.	38,633
44,700		CMOC Group Ltd.	125,659
2,505		Coeur Mining, Inc.	52,054
2,844	[1]	Compass Minerals International, Inc.	70,702

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
3,651	[1]	Constellium SE	$ 96,496
148		DSM-Firmenich AG	16,455
463		Eldorado Gold Corp.	20,739
585		Endeavour Mining PLC	36,182
1,772		Endeavour Mining PLC	111,340
1,495	[1]	Equinox Gold Corp.	19,308
6,822		Eregli Demir Ve Celik Fabrikalari T.A.S.	5,477
23,264		Evolution Mining Ltd.	246,452
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
34,581		Glencore PLC	276,931
6,288		Gold Fields Ltd.	290,951
27		Greif, Inc.	2,852
1,074		Greif, Inc., Class A	88,873
7,609		Grupo Argos S.A.	47,671
13,236		Grupo Mexico, S.A.B. de C.V., Class B	181,130
580		Heidelberg Materials AG	110,994
1,611		Holcim AG	141,102
900	[1]	IAMGOLD Corp.	18,410
2,991		Industrias Penoles S.A.	157,993
1,271	[1]	Ingevity Corp.	88,068
4,204		Kinross Gold Corp.	128,733
35,929		Klabin S.A.	131,053
1,763		Newmont Corp.	222,244
14,700		Ningxia Baofeng Energy Group C	54,156
8,700		Nitto Denko Corp.	190,763
1,678		Norsk Hydro ASA	16,854
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	0
1,246		Nucor Corp.	311,051
2,996		Nutrien Ltd.	225,984
6,205	[1]	O-I Glass, Inc.	45,110
485		Pan American Silver Corp.	25,185
36,200	[2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
184		Posco	45,459
1,889	[1]	Rayonier Advanced Materials, Inc.	16,227
1,186		Reliance, Inc.	455,483
575	[1,2]	Resolute Forest Products, Inc., Rights	816
66,277	[1,2]	Rusal	0
3,401	[1,2]	Severstal PJSC	0
354		Sociedad Quimica Y Minera de Chile S.A., Class B	28,826
4	[2]	Solidcore Resources PLC	0
2,639		Southern Copper Corp.	551,270
4,504		SSR Mining, Inc.	169,395
497		SSR Mining, Inc.	18,679
719		Stora Enso Oyj, Class R	8,451
91		Syensqo S.A.	8,581
77,330		Tata Steel Ltd.	149,449
472		Teck Resources Ltd., Class B	32,186
12,500		Toray Industries, Inc.	100,473
1,946		TriMas Corp.	75,466

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
687		UPM - Kymmene Oyj	$ 19,196
1,513	[1]	USA Rare Earth, Inc.	26,962
1,090		Valterra Platinum Ltd.	93,784
13,951	[1]	Vedanta Aluminium Metal Ltd.	63,995
475		Wheaton Precious Metals Corp.	71,592
208		Yara International ASA	10,169
		TOTAL	7,710,335
		Real Estate—1.1%
11,700		Ayala Land, Inc.	2,917
3,432		CareTrust REIT, Inc.	133,676
1,587		CBL & Associates Properties, Inc.	86,793
5,500		CK Asset Holdings Ltd.	31,649
11,961	[1]	Compass, Inc.	126,308
13		Covivio S.A.	757
5,798		Crown Castle, Inc.	441,460
6,000		Daito Trust Construction Co. Ltd.	125,048
7,922		DiamondRock Hospitality Co.	97,520
36,606		Emaar Development PJSC	127,041
6,800		Gaming and Leisure Properties, Inc.	286,076
91		Goodman Group	1,806
18,970		Host Hotels & Resorts, Inc.	416,012
16,800		KE Holdings, Inc.	96,356
4,305		Kite Realty Group Trust	111,069
1,425		Land Securities Group PLC	13,234
3,402	[1]	Opendoor Technologies, Inc.	10,886
3,725		Outfront Media, Inc.	109,441
1,900		Plaza S.A.	8,002
3,878		Postal Realty Trust, Inc.	90,939
2,562		ProLogis, Inc.	358,475
1		Realty Income Corp.	61
2,454		Sabra Health Care REIT, Inc.	50,037
26,903		Scentre Group	69,179
1,331		Simon Property Group, Inc.	282,598
19,300		SM Prime Holdings, Inc.	5,540
1,656		St. Joe Co.	109,462
5		Swiss Prime Site AG	772
1,167		Tanger, Inc.	44,008
636		Terreno Realty Corp.	42,110
180	[1]	Unibail-Rodamco-Westfield	20,325
266		Vonovia SE	5,945
		TOTAL	3,305,502
		Utilities—1.2%
378		Acciona S.A.	91,990
2,111		AES Corp.	31,116
1,817		APA Group	14,177
1,108		Avista Corp.	41,173
188		California Water Service Group	9,394
2,245		Canadian Utilities Ltd., Class A	84,069
84,285		Centrica PLC	177,501
254		CEZ A.S.	16,845

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
8,200		China Yangtze Power Co. Ltd.	$ 34,286
1,221		Contact Energy Ltd.	6,321
6,244		E.ON SE	129,098
6,500		Edison International	350,870
415		EDP Renewables S.A.	6,583
3,816		EDP, S.A.	20,734
57		Elia System Operator S.A./NV	8,494
60,023		Enel Chile S.A.	5,145
2,779		Engie S.A.	79,401
1,414		Entergy Corp.	150,322
584		Fortum Oyj	14,053
68,000		Guangdong Invest	76,768
1,218		Iberdrola, S.A.	28,406
1,181,504	[2]	Inter RAO UES PJSC	0
13,358		Interconexion Electrica S.A.	118,241
637		Korea Electric Power Corp.	14,825
370		Manila Electric Co.	2,730
1,725		Meridian Energy Ltd.	5,644
178		MGE Energy, Inc.	13,829
410		National Grid-SP PLC	6,491
1,882		New Jersey Resources Corp.	100,386
1,233		Otter Tail Corp.	111,550
3,704		Public Power Corp. S.A.	103,123
3,155		Southern Co.	277,640
1,223		Southwest Gas Holdings, Inc.	108,028
1,124		Spire, Inc.	91,988
31,200		Tenaga Nasional Berhad	109,807
2,100		Tokyo Gas Co. Ltd.	81,328
1,363		Verbund AG	93,899
3,508		Vistra Corp.	481,894
4,507		WEC Energy Group, Inc.	478,508
		TOTAL	3,576,657
		TOTAL COMMON STOCKS (IDENTIFIED COST $126,363,955)	186,736,679
		FOREIGN GOVERNMENTS/AGENCIES—7.6%
		Sovereign—7.6%
AUD 65,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	45,502
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	265,632
EUR 600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	607,080
400,000		BONOS Y OBLIG DEL ESTADO - Old, Sr. Unsecd. Note, 3.000%, 1/31/2033	453,794
CAD 200,000		Canada, Government of, 4.000%, 6/1/2041	145,610
550,000		Canada, Government of, 5.750%, 6/1/2033	449,901
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	520,146
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	143,490
EUR 720,000		France, Government of, 5.750%, 10/25/2032	932,491
150,000		France, Government of, Bond, 4.500%, 4/25/2041	175,086
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	343,975
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	404,449
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	260,620
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	106,490

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 900,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	$ 1,016,374
840,000		Germany, Government of, 0.250%, 2/15/2027	965,586
750,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	965,326
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	492,599
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	509,252
600,000		Germany, Government of, Unsecd. Note, Series TWIN, 2.500%, 2/15/2035	659,530
760,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	799,548
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	719,048
640,000		Italy, Government of, Sr. Unsecd. Note, 5.000%, 8/1/2039	794,269
308,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	293,168
JPY 120,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	272,916
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	415,054
170,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	583,544
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	232,666
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	433,181
215,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,191,416
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	365,063
MXN 7,500,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	424,276
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,215
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	413,261
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	59,737
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	93,823
200,000		Spain, Government of, 4.200%, 1/31/2037	240,545
250,000		Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	202,665
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	691,366
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	711,964
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	95,327
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	627,841
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	342,947
630,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	806,404
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	394,961
525,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	696,149
EUR 400,000		United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	462,082
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,990,982)	21,857,369
		CORPORATE BONDS—5.1%
		Basic Industry - Metals & Mining—0.1%
$ 200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.250%, 3/19/2036	193,351
80,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	78,924
		TOTAL	272,275
		Capital Goods - Aerospace & Defense—0.0%
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.737% (CME Term SOFR 3 Month +1.996%), 2/15/2042	82,477
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	119,721
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	87,306
		TOTAL	207,027
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	275,735
125,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	120,811
		TOTAL	396,546

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.1%
$ 75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 73,138
200,000	Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	199,086
	TOTAL	272,224
	Capital Goods - Environmental—0.0%
105,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	104,402
	Communications - Cable & Satellite—0.0%
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	29,757
	Communications - Media & Entertainment—0.1%
70,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	55,359
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	119,819
	TOTAL	175,178
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	331,039
	Communications - Telecom Wirelines—0.2%
150,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	137,934
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	220,894
110,000	Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	104,454
	TOTAL	463,282
	Consumer Cyclical - Automotive—0.4%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	201,813
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	69,657
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	210,332
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	147,801
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	127,409
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	195,291
125,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	125,183
	TOTAL	1,077,486
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	563,992
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	221,112
	TOTAL	785,104
	Consumer Cyclical - Services—0.1%
150,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	145,852
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	200,672
	TOTAL	346,524
	Consumer Non-Cyclical - Health Care—0.2%
200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	192,519
5,301	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	5,291
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	107,262
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	250,982
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	18,691
	TOTAL	574,745
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
200,000	Eli Lilly & Co., Sr. Unsecd. Note, 5.600%, 5/20/2056	190,973
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	380,266
	TOTAL	571,239
	Consumer Non-Cyclical - Products—0.1%
150,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	145,783

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.2%
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	$ 463,531
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	190,074
	TOTAL	653,605
	Energy - Independent—0.0%
85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	92,522
	Energy - Integrated—0.0%
35,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	36,436
	Energy - Midstream—0.3%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	118,969
150,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	144,365
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,973
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	65,453
175,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	174,347
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	245,927
135,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	131,666
	TOTAL	960,700
	Energy - Refining—0.1%
150,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	145,139
	Financial Institution - Banking—0.6%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	89,488
110,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	106,839
65,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	63,537
40,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	39,719
115,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	102,880
175,000	FNB Corp. (PA), 5.722%, 12/11/2030	175,501
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	104,092
60,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	58,431
70,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	60,411
95,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	96,540
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	202,924
85,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	86,454
105,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	102,248
250,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	255,797
300,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	262,543
	TOTAL	1,807,404
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	97,854
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	222,902
150,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	147,535
	TOTAL	370,437
	Financial Institution - Insurance - Life—0.1%
160,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	160,115
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,819
	TOTAL	172,934
	Financial Institution - Insurance - P&C—0.0%
75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	55,286
	Financial Institution - REIT - Apartment—0.1%
125,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	121,539
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	64,908

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$ 140,000
	TOTAL	326,447
	Financial Institution - REIT - Healthcare—0.1%
150,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	147,250
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	49,934
	Financial Institution - REIT - Retail—0.1%
150,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	148,287
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	91,758
	Technology—0.6%
85,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	83,328
45,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	30,323
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	248,855
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	236,193
85,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	81,205
95,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	93,951
125,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	117,975
300,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	265,000
95,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	69,565
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	498,315
25,000	QTS Central / QTS TRS Central LLC, 144A, 6.625%, 9/1/2031	24,649
75,000	Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	76,865
	TOTAL	1,826,224
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	181,950
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	147,325
	TOTAL	329,275
	Utility - Electric—0.5%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	91,270
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	182,617
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	273,348
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	156,904
30,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	29,416
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	147,298
250,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.200%, 4/1/2036	241,568
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	146,549
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	97,900
	TOTAL	1,366,870
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	149,393
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	106,428
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,532,450)	14,769,271
	U.S. TREASURIES—1.8%
	U.S. Treasury Bond—0.5%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	183,039
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,181
25,000	United States Treasury Bond, 3.250%, 5/15/2042	19,934

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bond—continued
$ 125,000		United States Treasury Bond, 4.250%, 2/15/2054	$ 106,465
150,000		United States Treasury Bond, 4.250%, 8/15/2054	127,740
370,000		United States Treasury Bond, 4.500%, 11/15/2054	328,548
100,000		United States Treasury Bond, 4.625%, 2/15/2055	90,672
575,000		United States Treasury Bond, 5.125%, 8/15/2056	565,387
		TOTAL	1,423,966
		U.S. Treasury Note—1.3%
300,000		United States Treasury Note, 3.500%, 3/15/2029	293,736
150,000		United States Treasury Note, 3.625%, 9/30/2030	145,353
125,000		United States Treasury Note, 3.875%, 7/31/2030	122,396
1,300,000		United States Treasury Note, 4.125%, 6/30/2028	1,295,176
200,000		United States Treasury Note, 4.125%, 8/31/2028	199,188
900,000		United States Treasury Note, 4.125%, 6/15/2029	893,578
50,000		United States Treasury Note, 4.125%, 10/31/2031	49,108
85,000		United States Treasury Note, 4.125%, 3/31/2032	83,296
95,000		United States Treasury Note, 4.375%, 5/15/2036	92,328
455,000		United States Treasury Note, 4.625%, 2/15/2035	452,875
		TOTAL	3,627,034
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,265,481)	5,051,000
		ASSET-BACKED SECURITIES—1.4%
		Auto Receivables—0.6%
200,000		AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	199,113
98,124		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	98,477
200,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	203,933
100,000		Ford Credit Floorplan Master Owner Trust 2026-2, Class A, 4.600%, 5/15/2033	98,980
200,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	197,993
70,978		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	71,283
60,272		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	60,610
163,386		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	163,827
73,595		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	73,915
175,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	177,230
115,831		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	115,494
150,000		Wheels Fleet Lease Funding LLC 2026-1, Class A3, 4.390%, 4/18/2039	148,768
100,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	99,584
		TOTAL	1,709,207
		Credit Card—0.2%
500,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	494,155
		Equipment Lease—0.3%
175,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	173,686
170,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	170,527
167,585		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	167,935
160,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	158,941
200,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	200,824
		TOTAL	871,913
		Financial Institution - Finance Companies—0.1%
100,000	[4]	Arini US CLO Ltd., Class A, 5.023% (CME Term SOFR 3 Month +1.240%), 10/15/2038	100,200
100,000	[4]	Legato Euro CLO 4A, Series 4A, Class A, 3.742% (3-month EURIBOR +1.280%), 10/20/2038	116,213
150,000	[4]	Obra CLO Ltd. 2026, Series 2026, Class A1, 4.983% (CME Term SOFR 3 Month +1.270%), 10/20/2039	150,201
		TOTAL	366,614

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.1%
$ 125,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	$ 124,849
100,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	99,613
200,000		PFS Financing Corp. 2026-D, Class A, 4.490%, 5/15/2031	198,923
		TOTAL	423,385
		Student Loans—0.1%
32,470		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	29,601
135,412		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	121,174
		TOTAL	150,775
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,035,799)	4,016,049
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Federal Home Loan Mortgage Corporation—0.3%
145,920	[4]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.793% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	146,657
160,551	[4]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.843% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	161,571
125,617	[4]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.643% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	125,218
152,901	[4]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.793% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	153,345
304,207	[4]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.693% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	305,333
		TOTAL	892,124
		Federal National Mortgage Association—0.3%
289,952	[4]	Federal National Mortgage Association REMIC, Series 2024-75, Class FC, 4.593% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	290,802
155,685	[4]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.843% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	157,266
152,426	[4]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.743% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	153,186
193,633	[4]	Federal National Mortgage Association REMIC, Series 2026-38, Class AF, 4.393% (30-DAY AVERAGE SOFR +0.750%), 6/25/2056	193,499
		TOTAL	794,753
		Government National Mortgage Association—0.4%
281,345	[4]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.538% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	282,197
235,072	[4]	Government National Mortgage Association REMIC, Series 2023-83, Class DF, 4.618% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	236,416
320,337	[4]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 4.638% (30-DAY AVERAGE SOFR +1.000%), 4/20/2054	320,294
443,841	[4]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.638% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	446,226
		TOTAL	1,285,133
		Non-Agency Mortgage—0.1%
273,062		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	238,876
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,210,485)	3,210,886
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.6%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	128,045
188,003		Bank 2024-BNK48 A4, Class A4, 4.775%, 10/15/2057	182,694
125,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	123,427
200,000		Benchmark Mortgage Trust 2026, Class A2, 4.984%, 5/15/2059	197,996
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	153,145

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	$ 197,285
150,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	150,059
175,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	171,622
150,000	[4]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.232% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,187
150,000	[4]	ORL Trust 2024-GLKS, Class A, 5.131% (CME Term SOFR 1 Month +1.492%), 12/15/2039	150,047
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	150,530
		TOTAL	1,755,037
		Federal Home Loan Mortgage Corporation—0.3%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	249,442
225,043		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	224,287
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	201,146
175,000	[4]	Federal Home Loan Mortgage Corp. REMIC, Series KF172, Class AS, 4.179% (30-DAY AVERAGE SOFR +0.560%), 4/25/2036	174,946
		TOTAL	849,821
		Financial Institution - Banking—0.0%
100,000		BANK5 2026-5YR20, Class A2, 4.619%, 2/15/2057	98,081
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,740,850)	2,702,939
		PREFERRED STOCKS—0.2%
		Financials—0.2%
232,171		Grupo Aval Acciones y Valores S.A.	60,775
18,239		Grupo Cibest S.A.	415,097
2,577		Grupo de Inversiones Suramericana S.A.	39,004
		PREFERRED STOCKS (IDENTIFIED COST $542,723)	514,876
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 88		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	92
88		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	90
160		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	165
390		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	398
487		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	502
		TOTAL	1,247
		Federal National Mortgage Association—0.0%
110		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	114
555		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	560
655		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	668
17		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	17
76		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	77
1,205		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,226
465		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	474
306		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	309
1,014		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,011
		TOTAL	4,456
		Government National Mortgage Association—0.0%
787		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	811
591		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	609
1,720		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	1,773
2,580		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,661
90		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	91
46		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	46

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 18		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	$ 19
209		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	210
246		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	254
10		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	10
		TOTAL	6,484
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,020)	12,187
		INVESTMENT COMPANIES—16.8%
7,737		Bank Loan Core Fund	65,142
2,752,074		Emerging Markets Core Fund	24,933,792
5,936,921		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5]	5,936,921
291,579	[6]	High Yield Bond Core Fund	1,647,422
1,357,454		Mortgage Core Fund	11,171,846
513,714		Project and Trade Finance Core Fund	4,608,019
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,872,368)	48,363,142
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $227,567,113)	287,234,398
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	542,726
		NET ASSETS—100%	$287,777,124
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
Euro-Bobl Long Futures	6	$789,621	September 2026	$(8,170)
Euro-Bund Long Futures	1	$143,172	September 2026	$(2,918)
Japan 10-Year Bond Long Futures	1	$788,545	September 2026	$(10,203)
United Kingdom Gilt Long Futures	1	$116,720	December 2026	$(667)
United States Treasury Notes 5-Year Long Futures	16	$1,691,250	December 2026	$(7,284)
United States Treasury Notes 10-Year Ultra Long Futures	19	$2,079,016	December 2026	$(10,444)
United States Treasury Ultra Bond Long Futures	17	$1,870,531	December 2026	$(9,036)
Short Futures:
United States Treasury Notes 2-Year Short Futures	15	$3,078,516	December 2026	$396
United States Treasury Notes 10-Year Note Short Futures	1	$107,656	December 2026	$29
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(48,297)
At August 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/14/2026	Toronto Dominion Bank	100,000	EUR	$115,294	$916
10/13/2026	Bank Of America, N.A.	120,000	BRL	$22,879	$75
10/13/2026	UBS AG	120,000	BRL	$22,655	$299
10/13/2026	Standard Chartered Bank	22,000,000	CLP	$23,307	$272
10/13/2026	State Street Bank & Trust Co.	22,000,000	CLP	$23,492	$86
10/13/2026	The Bank Of New York Mellon	40,000	EUR	$46,787	$(251)
10/13/2026	Bank Of America, N.A.	40,862	EUR	$46,800	$739

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/13/2026	Bank Of America, N.A.	161,224,260	JPY	$1,000,000	$12,502
10/13/2026	State Street Bank & Trust Co.	7,500,000	JPY	$46,498	$602
10/28/2026	State Street Bank & Trust Co.	178,000,000	CLP	$188,875	$1,918
10/28/2026	Bank Of America, N.A.	400,000	EUR	$463,395	$2,236
10/28/2026	State Street Bank & Trust Co.	353,820,391	JPY	$2,175,268	$49,336
10/28/2026	State Street Bank & Trust Co.	156,563,070	JPY	$1,000,000	$(15,628)
10/28/2026	Morgan Stanley Capital	4,016,196	MXN	200,000 EUR	$4,970
Contracts Sold:
10/13/2026	Barclays Bank PLC	37,086	CHF	$46,651	$562
10/13/2026	Wells Fargo Bank N.A.	22,000,000	CLP	$24,081	$502
10/13/2026	Wells Fargo Bank N.A.	22,000,000	CLP	$24,132	$554
10/13/2026	Citibank N.A.	40,642	EUR	$46,800	$(483)
10/13/2026	Bank Of America, N.A.	3,750,000	JPY	$23,837	$286
10/13/2026	State Street Bank & Trust Co.	156,748,540	JPY	$1,000,000	$15,606
10/28/2026	State Street Bank & Trust Co.	202,719	CHF	$250,000	$(2,355)
10/28/2026	Bank Of America, N.A.	178,000,000	CLP	$195,904	$5,111
10/28/2026	State Street Bank & Trust Co.	1,771,000	EUR	$2,021,280	$(40,298)
10/28/2026	Morgan Stanley Capital	200,000	EUR	4,016,196 MXN	$(2,529)
10/28/2026	State Street Bank & Trust Co.	6,158,754	MXN	$350,000	$(10,761)
10/28/2026	State Street Bank & Trust Co.	95,066	PLN	$25,000	$(511)
12/15/2026	Toronto Dominion Bank	100,932	EUR	$116,791	$(921)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$22,835
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026	Dividend Income
Bank Loan Core Fund	$465,753	$90,347	$(480,000)	$730	$(11,688)	$65,142	7,737	$15,363
Emerging Markets Core Fund	$24,504,516	$2,584,832	$(2,100,000)	$(57,545)	$1,989	$24,933,792	2,752,074	$1,484,990
Federated Hermes Government Obligations Fund, Premier Shares	$4,328,999	$88,831,038	$(87,223,116)	$—	$—	$5,936,921	5,936,921	$161,649
High Yield Bond Core Fund	$1,676,529	$80,677	$(89,000)	$(19,903)	$(881)	$1,647,422	291,579	$80,661
Mortgage Core Fund	$11,574,199	$423,937	$(450,000)	$(369,006)	$(7,284)	$11,171,846	1,357,454	$423,824
Project and Trade Finance Core Fund	$3,880,664	$711,339	$—	$16,016	$—	$4,608,019	513,714	$211,340
TOTAL OF AFFILIATED TRANSACTIONS	$46,430,660	$92,722,170	$(90,342,116)	$(429,708)	$(17,864)	$48,363,142	10,859,479	$2,377,827

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, this restricted security amounted to $4,483, which represented 0.0% of net assets.

Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
XPEL, Inc.	9/2/2025	$4,323	$4,483

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$114,160,644	$2,367,541	$1,895	$116,530,080
International	10,687,169	59,518,826	604	70,206,599
Preferred Stocks
International	514,876	—	—	514,876
Debt Securities:
Foreign Governments/Agencies	—	21,857,369	—	21,857,369
Corporate Bonds	—	14,769,271	—	14,769,271
U.S. Treasuries	—	5,051,000	—	5,051,000
Asset-Backed Securities	—	4,016,049	—	4,016,049
Collateralized Mortgage Obligations	—	3,210,886	—	3,210,886
Commercial Mortgage-Backed Securities	—	2,702,939	—	2,702,939
Mortgage-Backed Securities	—	12,187	—	12,187
Investment Companies	43,755,123	—	—	43,755,123
Other Investments[1]	—	—	—	4,608,019
TOTAL SECURITIES	$169,117,812	$113,506,068	$2,499	$287,234,398
Other Financial Instruments:
Assets
Futures Contracts	$425	$—	$—	$425
Foreign Exchange Contracts	—	96,572	—	96,572
Liabilities
Futures Contracts	(48,722)	—	—	(48,722)
Foreign Exchange Contracts	—	(73,737)	—	(73,737)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(48,297)	$22,835	$—	$(25,462)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,608,019 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BOBL	—Bundesobligation
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate